Summary of Significant Accounting Policies (Details) - shares	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Warrants
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Anti-dilutive excluded from the calculation of diluted loss per common share	58,130,750	51,443,250
Common shares underlying convertible debt
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Anti-dilutive excluded from the calculation of diluted loss per common share	15,000,000	0
Stock options
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Anti-dilutive excluded from the calculation of diluted loss per common share	3,600,073	668,000
Unvested restricted stock
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Anti-dilutive excluded from the calculation of diluted loss per common share	1,093,501	2,968,501